Employee benefits (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Defined benefit liability	₩ 903,565	₩ 980,841	₩ 950,220